Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating segments [Abstract]
Number of operating segments | segment	1
Disclosure of geographical areas [line items]
Sales to external customers	$ 48,263	$ 45,579	$ 32,532
Europe, Middle East, Africa
Disclosure of geographical areas [line items]
Sales to external customers	5,641	5,593	3,635
Americas
Disclosure of geographical areas [line items]
Sales to external customers	10,045	6,669	3,954
Asia
Disclosure of geographical areas [line items]
Sales to external customers	$ 32,577	$ 33,317	$ 24,943